Consolidated Statements of Changes in Equity (USD $) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest
Beginning Balance at Dec. 31, 2008
Cumulative effect of adoption of accounting principle	$ (569)			$ (565)	$ (4)	$ (569)
Adjusted balance as of December 31, 2009	4,748	4	1,718	2,945	(270)	4,397	351
Ending Balance at Dec. 31, 2009	5,317	4	1,718	3,510	(266)	4,966	351
Cumulative effect of adoption of accounting principle	46			(9)	9		46
Comprehensive income (loss):
Net income (loss)	159			219		219	(60)
Other comprehensive income	618				618	618
Total comprehensive income (loss)	777			219	618	837	(60)
Change in noncontrolling interest	18						18
Ending Balance at Dec. 31, 2010	5,589	4	1,718	3,155	357	5,234	355
Comprehensive income (loss):
Net income (loss)	(422)			(366)		(366)	(56)
Other comprehensive income	329				329	329
Total comprehensive income (loss)	(93)			(366)	329	(37)	(56)
Change in noncontrolling interest	46						46
Ending Balance at Dec. 31, 2011	5,542	4	1,718	2,789	686	5,197	345
Cash dividend paid	(40)			(40)		(40)
Comprehensive income (loss):
Net income (loss)	600			661		661	(61)
Other comprehensive income	566				566	566
Total comprehensive income (loss)	1,166			661	566	1,227	(61)
Change in noncontrolling interest	63						63
Ending Balance at Dec. 31, 2012	$ 6,731	$ 4	$ 1,718	$ 3,410	$ 1,252	$ 6,384	$ 347